UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6178

        Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 17.5% (11.0% of Total Investments)
$ 3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/09 at 101.00	AAA	$3,634,715
	America, Series 1999, 5.000%, 7/01/22 – MBIA Insured
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	6,688,500
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,103,180
	Series 2001, 5.000%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	3,254,940
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Aaa	1,224,118
	5.000%, 7/01/21 – MBIA Insured
1,765	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,029,221
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	653,626
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	524,731
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AAA	4,848,615
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,625	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AAA	2,805,075
9,555	5.000%, 1/01/39 – AMBAC Insured (UB)	1/17 at 100.00	AAA	10,210,473
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
890	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	951,544
1,125	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	1,200,015
6,250	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	6,666,750

43,895	Total Education and Civic Organizations			46,795,503

	Health Care – 23.8% (15.0% of Total Investments)
675	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	713,968
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Montefiore Medical Center, Series 1999:
785	5.250%, 8/01/19 – AMBAC Insured	8/09 at 101.00	AAA	819,807
4,000	5.500%, 8/01/38 – AMBAC Insured	8/09 at 101.00	AAA	4,203,320
7,080	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	7,174,022
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,724,917
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	3,753,286
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	1,579,935
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 – MBIA
	Insured
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,418,479
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	6,416,880
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
4,065	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	4,441,541
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
3,280	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	11/08 at 101.00	AAA	3,382,664
	Obligated Group, Series 1998, 5.000%, 11/01/23 – MBIA Insured
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	9,075,970
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds,	2/08 at 101.50	AAA	3,222,843
	Southside Hospital, Series 1998, 5.000%, 2/15/25 – MBIA Insured
2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	2,072,180
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	3,374,343
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	2,249,562

60,405	Total Health Care			63,623,717

	Housing/Multifamily – 5.0% (3.2% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,326,850
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,331,303
5,740	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	6,126,933
420	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	421,558
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
35	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	2/07 at 100.00	AAA	35,055
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
1,505	6.100%, 11/01/15 – FSA Insured	5/07 at 101.00	AAA	1,537,749
2,565	6.125%, 11/01/20 – FSA Insured	5/07 at 101.00	AAA	2,621,225

12,725	Total Housing/Multifamily			13,400,673

	Long-Term Care – 1.6% (1.0% of Total Investments)
3,000	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/07 at 102.00	AAA	3,068,820
	Bonds, Series 1997A, 5.750%, 8/01/37
1,185	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/07 at 102.00	AAA	1,222,316
	Meadows Project, Series 1997A, 5.750%, 8/01/37 – MBIA Insured

4,185	Total Long-Term Care			4,291,136

	Tax Obligation/General – 14.1% (8.9% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	AAA	3,191,070
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – MBIA Insured
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,302,852
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	690,588
2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 – MBIA	1/11 at 101.00	Aaa	2,136,560
	Insured
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, 2006A:
4,680	4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	4,671,155
1,200	5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	AAA	1,277,862
700	Jericho Union Free School District, Nassau County, New York, General Obligation Bonds, Series	8/09 at 101.00	Aaa	741,293
	2000, 5.600%, 8/01/18 – MBIA Insured
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	1,061,990
	3/01/16 – FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,220,890
2,300	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	2,466,129
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC	3/15 at 100.00	AAA	2,467,647
	Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
500	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	528,735
500	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	528,735
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – FSA Insured	6/15 at 100.00	AAA	1,791,603
1,815	5.000%, 6/15/18 – FSA Insured	6/15 at 100.00	AAA	1,960,400
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aaa	1,264,057
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aaa	1,762,285
	Series 2005, 5.000%, 10/01/16 – FSA Insured
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	6,606,987

35,355	Total Tax Obligation/General			37,670,838

	Tax Obligation/Limited – 49.4% (31.1% of Total Investments)
1,275	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	9/15 at 100.00	AAA	1,367,106
	Series 2005A, 5.000%, 9/01/20 – MBIA Insured
2,250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	7/08 at 101.00	AAA	2,315,250
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
1,575	5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AAA	1,713,978
500	5.000%, 7/01/25 – CIFG Insured	7/15 at 100.00	AAA	530,010
75	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	76,322
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – MBIA Insured
40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AAA	40,908
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
75	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	No Opt. Call	AAA	80,329
	Services Facilities, Series 2000D, 5.875%, 2/15/16 – FSA Insured
100	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/11 at 100.00	AAA	107,345
	Services Facilities, Series 2001B, 5.500%, 8/15/19 – MBIA Insured
1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/09 at 101.00	AAA	1,419,864
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AAA	2,119,200
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of	8/11 at 100.00	AAA	1,061,390
	Cooperative Educational Services, Series 2001A, 5.250%, 8/15/21 – FSA Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	1,584,075
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	2,582,677
	2004-2, 5.000%, 7/01/20 – FGIC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,345,121
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	2,296,829
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,276,092
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	4,949,002
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	401,141
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,000	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,098,180
1,200	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,317,516
1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,450,592
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	6,431,340
	5.250%, 11/15/25 – FSA Insured
3,760	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	4,027,674
	5.000%, 11/15/31 – MBIA Insured
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	3,004,702
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
4,500	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	5,277,285
1,250	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	1,360,825
2,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	2,177,320
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	2,112,120
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	4,286,277
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series	No Opt. Call	AAA	5,275,345
	2004H, 5.250%, 11/15/13 – AMBAC Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series
	2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,269,247
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,361,298
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,358,114
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,
	Local Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,600,020
2,200	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,345,200
1,600	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,703,392
5,370	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,702,242
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,590,750
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	2,152,540
	Series 2003C, 5.250%, 8/01/20 – AMBAC Insured
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,781,296
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,137,600
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	4,123,642
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,100	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,233,728
5,200	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	5,489,224
2,265	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding	4/07 at 100.00	AAA	2,273,131
	Bonds, Riverbank State Park, Series 1996, 5.125%, 4/01/22 – AMBAC Insured
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	3,320,790
	4/01/16 – FSA Insured
1,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	1,790,635
	4/01/20 – MBIA Insured
7,350	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	8,545,330
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,859,655
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	6,773,319
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	1,072,780
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	4,822,245
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	1,056,820
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/10 at 102.00	Aaa	1,577,051
	Library, Series 1999A, 6.000%, 10/01/19 – MBIA Insured

122,495	Total Tax Obligation/Limited			132,025,864

	Transportation – 17.3% (10.9% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	2,187,960
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
3,390	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC	1/15 at 100.00	AAA	3,595,231
	Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,500	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	1,597,785
4,700	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	4,995,959
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,408,606
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,080	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	2,254,138
2,625	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	2,801,689
1,475	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	1,568,869
5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 100.00	AAA	5,114,847
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
4,815	7.000%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/07 at 100.00	AAA	4,854,050
11,500	6.000%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	1/07 at 100.00	AAA	11,560,373
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	912,280
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	2,477,859

44,490	Total Transportation			46,329,646

	U.S. Guaranteed – 16.1% (10.2% of Total Investments) (4)
3,655	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Series 1999,	7/09 at 101.00	AAA	3,904,527
	6.000%, 7/01/29 (Pre-refunded 7/01/09) – FSA Insured
70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AAA	71,579
	Services Facilities, Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) – MBIA Insured
1,200	Dormitory Authority of the State of New York, Insured Revenue Bonds, Cooper Union, Series	7/09 at 101.00	AAA	1,288,452
	1999, 6.250%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured
3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital,	7/09 at 101.00	AAA	3,186,960
	Series 1999A, 5.750%, 7/01/19 (Pre-refunded 7/01/09) – AMBAC Insured
965	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,133,528
	County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,075,230
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
3,405	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	3,513,688
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,676,375
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
2,210	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/07 at 102.00	AAA	2,269,604
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AAA	5,572,787
7,600	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AAA	8,179,955
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	1,089,360
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
5,030	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/19 at 100.00	AAA	5,335,371
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/19) – AMBAC Insured
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	3,774,960
	4/01/17 (Pre-refunded 4/01/12) – FSA Insured

40,225	Total U.S. Guaranteed			43,072,376

	Utilities – 7.9% (5.0% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,613,025
	5.000%, 9/01/27 – FSA Insured
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	2,820,089
	5.000%, 9/01/16 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	4,862,022
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	6,587,011
2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	2,105,300
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
	New York State Power Authority, General Revenue Bonds, Series 2006A:
1,140	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	1,234,711
760	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	820,770

19,720	Total Utilities			21,042,928

	Water and Sewer – 5.9% (3.7% of Total Investments)
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,802,063
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	2,115,420
	Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 – FGIC Insured
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	1,054,370
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	5,348,952
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	5,532,228
	6/01/28 – MBIA Insured

14,890	Total Water and Sewer			15,853,033

$ 398,385	Total Investments (cost $406,607,572) – 158.6%			424,105,714

	Floating Rate Obligations – (5.3%)			(14,225,000)

	Other Assets Less Liabilities – 0.6%			1,455,760

	Preferred Shares, at Liquidation Value – (53.9)%			(144,000,000)

	Net Assets Applicable to Common Shares – 100%			$267,336,474

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $392,170,437.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$17,866,951
Depreciation	(135,706)

Net unrealized appreciation (depreciation) of investments	$17,731,245

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.